S&P QM-ATR
Run Date - 2/20/2023
Recovco Loan ID	Loan #1	Loan #2	Pool	Borrower Last Name	Borrower First Name	Coborrower Last Name	Coborrower First Name	Property Address	Property City	State	Zip Code	TILA Status	QM Status	Application Date	GSE Eligible	Points and Fees (Reg Z)	Rate Lock Date	APR	Employment Indicator (Borrower)	Employment Indicator (Coborrower)	Citizenship Status (Borrower)	Citizenship Status (Coborrower)	Residual Income
XXXXXXXXXX	XXXXXXXX	XXXXXXXX		XXXX	XXXX			XXXX	XXXX	XXXX	XXXX	Not Covered/Exempt	Not Covered/Exempt	XX/XX/XXXX	No						XXXX
XXXXXXXXXX	XXXXXXXX	XXXXXXXX		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Not Covered/Exempt	Not Covered/Exempt	XX/XX/XXXX	No						XXXX	XXXX
XXXXXXXXXX	XXXXXXXX	XXXXXXXX		XXXX	XXXX			XXXX	XXXX	XXXX	XXXX	Not Covered/Exempt	Not Covered/Exempt	XX/XX/XXXX	No						XXXX